Stockholders' Deficit - Schedule of Restricted Stock (Details) (USD $)	0 Months Ended				1 Months Ended			12 Months Ended	0 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended
	Jan. 03, 2013	Jun. 12, 2012	Feb. 03, 2012	Jul. 15, 2008	Sep. 30, 2012	Aug. 31, 2012	May 31, 2012	Dec. 31, 2011	May 16, 2013 Restricted Stock [Member]	Jan. 03, 2013 Restricted Stock [Member]	Jul. 02, 2012 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	May 22, 2013 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Selling and Marketing Expense [Member] Restricted Stock [Member]	Jun. 30, 2013 Selling and Marketing Expense [Member] Restricted Stock [Member]	Dec. 31, 2012 Selling and Marketing Expense [Member] Restricted Stock [Member]	Jun. 30, 2013 General and Administrative Expense [Member] Restricted Stock [Member]	Jun. 30, 2013 General and Administrative Expense [Member] Restricted Stock [Member]	Dec. 31, 2012 General and Administrative Expense [Member] Restricted Stock [Member]	Dec. 31, 2012 Interest Expense [Member] Restricted Stock [Member]	May 31, 2012 Immediately following signed agreements [Member] Restricted Stock [Member]	May 31, 2012 Each month for 12 months [Member] Restricted Stock [Member]	May 04, 2012 Convertible Promissory Note [Member]	Jan. 31, 2013 Board of Directors Chairman [Member] Restricted Stock Units (RSUs) [Member]	Jan. 03, 2013 Investor Relations Services [Member]	Jan. 03, 2013 Investor Relations Services [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash paid for celebrity endorsements (in dollars)							$ 100,000
Restricted shares issued for celebrity endorsements							135,521
Share-based compensation arrangement by share-based payment award, equity instruments other than options, percentage vested (percentage)																							25.00%	6.25%
Stock Issued during period, value, restricted stock award, gross		1,200			69,445	35,000
Share-based compensation arrangement by share-based payment award, shares issued in period (shares)																										60,000
Debt issuance cost (in dollars)			27,800	12,650																					6,000
Debt instrument, face amount (in dollars)																									75,000
Stock issued during period, shares, issued for services									30,000	20,000	71,221																	100,000
Shares Reserved for Future Issuance																												100,000
Stock issued during period, value, issued for services (in dollars)								165,000	6,000		356,103
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at December 31, 2011													48,582	0
Granted													310,000	312,387	1,687,500
Vested													(354,991)	(263,805)
Forfeited													0	0
Nonvested at December 31, 2012												3,591	3,591	48,582
Stock-based compensation expense (in dollars)												55,680	94,785	675,538		4,680	12,805	313,435	51,000	81,980	356,103	6,000
Share-based compensation, nonvested awards, total compensation cost not yet recognized (in dollars)												955	955	10,688
Remaining amortization period of stock compensation expense (in months)													3 months	6 months
Stock Issued During Period, Value, Purchase of Assets	4,820
Payments for professional services																											4,000
Fair Value of stock issued during period												31,000	78,220
Change in Fair Value of Stock Issued During Period												$ (22,083)	$ 6,832